Delaware Corporate Bond Fund
Delaware Corporate Bond Fund
What is the Fund’s investment objective?
Delaware Corporate Bond Fund seeks to provide investors with total return.
What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Delaware Corporate Bond Fund	Class A	Class C		Class R	Institutional Class	Class R6
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none		none	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%	[1]	none	none	none
[1]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Delaware Corporate Bond Fund		Class A	Class C	Class R	Institutional Class	Class R6
Management fees		0.48%	0.48%	0.48%	0.48%	0.48%
Distribution and service (12b-1) fees		0.25%	1.00%	0.50%	none	none
Other expenses		0.19%	0.19%	0.19%	0.19%	0.10%	[1]
Total annual fund operating expenses		0.92%	1.67%	1.17%	0.67%	0.58%
Fee waivers and expense reimbursements	[2]	(0.10%)	(0.10%)	(0.10%)	(0.10%)	(0.10%)
Total annual fund operating expenses after fee waivers and expense reimbursements		0.82%	1.57%	1.07%	0.57%	0.48%
[1]	“Other expenses” for Class R6 are estimated and account for Class R6 shares not being subject to certain expenses as described further in the section of the prospectus entitled “Choosing a share class.”
[2]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.57% of the Fund’s average daily net assets for all classes other than Class R6, and 0.48% of the Fund’s Class R6 shares’ average daily net assets, from Jan. 31, 2019 through Jan. 31, 2020. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Delaware Corporate Bond Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	530	721	927	1,522
Class C	260	517	898	1,968
Class R	109	362	634	1,411
Institutional Class	58	204	363	825
Class R6	49	176	314	716

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Delaware Corporate Bond Fund | Class C | USD ($)	160	517	898	1,968

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 158% of the average value of its portfolio.
What are the Fund’s principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in corporate bonds (80% policy). Delaware Management Company (Manager) focuses on corporate bonds that have investment grade credit ratings from a nationally recognized statistical rating organization (NRSRO). The bonds the Manager selects for the portfolio are typically rated BBB- and above by Standard & Poor’s Financial Services LLC (S&P), Baa3 and above by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another NRSRO. The Manager may also invest in unrated bonds if it believes their credit quality is comparable to those that have investment grade ratings.

The Fund may also invest up to 20% of its net assets in high yield corporate bonds (“junk bonds”). In addition, the Fund may invest up to 40% of its total assets in foreign securities, but the Fund’s total non-US-dollar currency exposure will be limited, in the aggregate, to no more than 25% of net assets.

The average portfolio duration of the Fund will generally vary within two years (plus or minus) of the current average duration of the Bloomberg Barclays US Corporate Investment Grade Index, which as of Dec. 31, 2018, was 7.10 years. Duration measures a bond’s sensitivity to interest rates by indicating the approximate change in a bond or bond fund’s price given a 1% change in interest rates.

The 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Loans and other indebtedness risk — The risk that the fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution. A fund’s ability to sell its loans or to realize their full value upon sale may also be impaired due to the lack of an active trading market, irregular trading activity, wide bid/ask spreads, contractual restrictions, and extended trade settlement periods. In addition, certain loans in which a fund invests may not be considered securities. A fund therefore may not be able to rely upon the anti-fraud provisions of the federal securities laws with respect to these investments.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Liquidity risk — The possibility that securities cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

How has Delaware Corporate Bond Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.  You may obtain the Fund’s most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/performance.

Calendar year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 14.62% for the quarter ended June 30, 2009, and its lowest quarterly return was -3.51% for the quarter ended June 30, 2013.

The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Class R6 shares have not commenced operations as of the date of this Prospectus and are therefore not included below.

Average annual total returns for periods ended December 31, 2018
Average Annual Total Returns - Delaware Corporate Bond Fund	1 year	5 years	10 years
Bloomberg Barclays US Corporate Investment Grade Index (reflects no deduction for fees, expenses, or taxes)	(2.51%)	3.28%	5.92%
Class A	(8.36%)	1.65%	6.64%
Class A | After Taxes on Distributions	(9.78%)	0.01%	4.45%
Class A | After Taxes on Distributions and Sales	(4.94%)	0.54%	4.37%
Class C	(5.64%)	1.81%	6.35%
Class R	(4.25%)	2.29%	6.88%
Institutional Class	(3.76%)	2.84%	7.41%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delware Extended Duration Bond Fund
Delaware Extended Duration Bond Fund
What is the Fund’s investment objective?
Delaware Extended Duration Bond Fund seeks to provide investors with total return.
What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Delware Extended Duration Bond Fund	Class A	Class C		Class R	Institutional Class	Class R6
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none		none	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%	[1]	none	none	none
[1]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Delware Extended Duration Bond Fund		Class A	Class C	Class R	Institutional Class	Class R6
Management fees		0.54%	0.54%	0.54%	0.54%	0.54%
Distribution and service (12b-1) fees		0.25%	1.00%	0.50%	none	none
Other expenses		0.19%	0.19%	0.19%	0.19%	0.11%	[1]
Total annual fund operating expenses		0.98%	1.73%	1.23%	0.73%	0.65%
Fee waivers and expense reimbursements	[2]	(0.16%)	(0.16%)	(0.16%)	(0.16%)	(0.16%)
Total annual fund operating expenses after fee waivers and expense reimbursements		0.82%	1.57%	1.07%	0.57%	0.49%
[1]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”
[2]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.57% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.49% of the Fund’s Class R6 shares’ average daily net assets, from Jan. 31, 2019 through Jan. 31, 2020. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Delware Extended Duration Bond Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	530	733	952	1,583
Class C	260	529	924	2,028
Class R	109	374	660	1,475
Institutional Class	58	217	390	891
Class R6	50	192	346	795

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Delware Extended Duration Bond Fund | Class C | USD ($)	160	529	924	2,028

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 147% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in corporate bonds (80% policy). Delaware Management Company (Manager) focuses on corporate bonds that have investment grade credit ratings from a nationally recognized statistical rating organization (NRSRO). The bonds the Manager selects for the portfolio are typically rated BBB- and above by Standard & Poor’s Financial Services LLC (S&P), Baa3 and above by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another NRSRO. The Manager may also invest in unrated bonds if it believes their credit quality is comparable to those that have investment grade ratings.

The Fund may also invest up to 20% of its net assets in high yield corporate bonds (“junk bonds”). In addition, the Fund may invest up to 40% of its total assets in foreign securities, but the Fund’s total non-US-dollar currency exposure will be limited, in the aggregate, to no more than 25% of net assets.

The average portfolio duration of the Fund will generally vary within two years (plus or minus) of the current average duration of the Bloomberg Barclays Long US Corporate Index, which as of Dec. 31, 2018, was 13.48 years. Duration measures a bond’s sensitivity to interest rates by indicating the approximate change in a bond or bond fund’s price given a 1% change in interest rates. In general, securities with longer durations are more sensitive to interest rate charges.

The 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Loans and other indebtedness risk — The risk that the fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution. A fund’s ability to sell its loans or to realize their full value upon sale may also be impaired due to the lack of an active trading market, irregular trading activity, wide bid/ask spreads, contractual restrictions, and extended trade settlement periods. In addition, certain loans in which a fund invests may not be considered securities. A fund therefore may not be able to rely upon the anti-fraud provisions of the federal securities laws with respect to these investments.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Liquidity risk — The possibility that securities cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

How has Delaware Extended Duration Bond Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.  You may obtain the Fund’s most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/performance.

Calendar year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 14.88% for the quarter ended June 30, 2009, and its lowest quarterly return was -7.05% for the quarter ended June 30, 2015.

The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2018
Average Annual Total Returns - Delware Extended Duration Bond Fund	Label	1 year	5 years	10 years	Lifetime
Bloomberg Barclays Long US Corporate Index (reflects no deduction for fees, expenses, or taxes)		(7.24%)	4.96%	7.59%
Class A		(12.27%)	3.10%	8.03%
Class A | After Taxes on Distributions		(13.65%)	1.18%	5.57%
Class A | After Taxes on Distributions and Sales		(7.25%)	1.59%	5.44%
Class C		(9.58%)	3.26%	7.72%
Class R		(8.35%)	3.78%	8.25%
Institutional Class		(7.92%)	4.30%	8.80%
Class R6	(lifetime: 5/2/16–12/31/18)	(7.69%)			1.63%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.